Sherwood Forest Alternative Fund
Class C Shares
FUND SUMMARY
INVESTMENT OBJECTIVE
The Sherwood Forest Alternative Fund (the “Fund”) seeks to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Sherwood Forest Alternative Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of NAV at the time of purchase)	2.00%
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sherwood Forest Alternative Fund Class C Shares
Management Fee		1.00%
Distribution (12b-1) and Service Fees		1.00%
Other Expenses		0.94%
Acquired Fund Fees and Expenses		0.36%
Fee Waivers and/or Expense Reimbursements		(0.29%)
Total Annual Fund Operating Expenses (after fee waivers and reimbursements)	[1]	3.01%
[1]	The Advisor has contractually agreed to reduce fees and reimburse expenses to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 2.65% of the Fund's Class C Shares' average daily net assets until November 30, 2012. If at any point it becomes unnecessary for the Advisor to reduce its fees or make expense limitation reimbursements, the Board may permit the Advisor to retain the difference between the total annual Fund operating expenses and the Fund's maximum expense limitation of 2.65% so the Advisor may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Sherwood Forest Alternative Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class C Shares	504	989	1,697	3,575
Class P Shares	229	766	1,330	2,864
Class A Shares	791	1,297	1,828	3,274
Institutional Shares	204	691	1,204	2,613

If you did not redeem your shares your cost would be $304 for the one year period.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 1959% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund applies proprietary, Price and Technical Analysis methodologies to invest in exchange-traded funds (ETFs) which represent various major indices. These indices include: U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and various currency indices.

Sherwood Forest Capital Management’s (the “Advisor”) top-down strategies and methodologies are designed to profit from market trends in both directions in broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The Advisor seeks investment opportunities for the Fund in ETFs (Exchange Traded Funds) as potential trends are identified. When the advisor identifies potential rising trends in the market, ETFs which hold traditional equity holdings are purchased. When the Advisor identifies potential falling trends in the market, ’Enhanced’ ETFs (as defined below) which move in an inverse relationship to the market are purchased. Enhanced ETFs are ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. The Advisor does not cause the Fund to short any securities directly. The Advisor’s strategy for the Fund is not biased towards ETFs which represent long investments or short investments, each opportunity is mutually independent. The Advisor invests primarily in ETFs based on equity indices but allocations in other asset classes are made as well. The Advisor also purchases ETFs that cover the following asset classes: commodities, currencies and fixed income. The Advisor also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds. As a result the broad diversification and the advisors ability to invest both long (utilizing ETFs) or short (utilizing enhanced/inverse ETFs) across these asset classes, the strategy may offer low volatility compared to traditional investment strategies. Furthermore, the Advisors’ methodology is designed to provide returns that are un-correlated the broad investment market over a long-term time frame.

Under normal market conditions, the Fund may allocate its assets among ETFs representing various regions and countries, including the United States. As conditions warrant, the Fund may deviate from this strategy. Aside from various domestic ETFs, the Fund’s portfolio may also include ETFs which invest in Emerging Markets, Development Markets, Japan, Korea, Brazil and China. The Fund may invest up to 50% net long in international ETFs. The Fund may invest up to 50% in inverse ETFs. Generally, up to 25% of the Fund may be invested in the following asset classes: commodities, currencies and fixed income. As previously noted, the remainder of the Fund may be allocated to either equity based ETFs or cash (and cash equivalents). The Fund may invest directly in the securities which comprise the ETFs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund’s investments in U.S. fixed income markets may include other investment companies.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

 The Fund may engage in active and frequent trading of its portfolio securities.

PRINCIPAL RISKS

Risks in General — Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

Market Risk — The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Advisor in evaluating, selecting and monitoring the portfolio assets. If the Advisor's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

ETF Risk — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Inverse Correlation Risk – To the extent the Fund invests in ETFs, including Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.

Foreign Securities Risk — Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Short Sales Strategy Risk — Short sales are transactions in which the Fund or an underlying ETF sells a security it does not own. The Fund or underlying ETF must borrow the security to make delivery to the buyer. The Fund or underlying ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying ETF. If the underlying security goes down in price between the time the Fund or underlying ETF sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives/Leverage Risk — The Fund’s or an underlying ETF’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to decline.

Fixed Income Risk — Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Tax Risk — The Fund’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Risk Related to Investing in Commodities — The Fund indirectly invests in commodities by investing in ETFs. Commodities generate no interest or dividends, and the return from investments in commodities will be derived solely from the price gains or losses from the commodity. A given commodity’s price may also be significantly affected by developments in that industry or related industries and prices of commodities may fluctuate over short periods of time. The Fund’s investments in ETFs are susceptible to fluctuations in the commodity markets. Any negative changes in commodity markets could have a great impact on such investments. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities (see the SAI for more information).

U.S. Government Obligations Risk — U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Stock Selection Risk — Like all actively managed funds, there is a risk that the Advisor’s strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Advisor may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective. In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events. As a result, the price of the Fund’s investments may go down and you could lose money on your investment. Similarly, at any given time, the Fund’s portfolio may be significantly (up to 100%) exposed to long positions or it may be significantly (up to 50%) exposed to short positions depending on the Advisor’s general beliefs about the directional trends of the markets. If the Advisor’s beliefs are inaccurate, the Fund’s positions could lose value.

High Portfolio Turnover Rate Risk — High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.

PERFORMANCE HISTORY

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class C Shares of the Fund. If sales charges were included, the returns would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Sherwood Forest Alternative Fund Class C Shares Total Return

During the periods shown in the bar chart, Class C Shares' highest return for a calendar quarter was 9.91% (quarter ending 12/31/10) and the Class C Shares' lowest return for a calendar quarter was (2.30%)(quarter ending 06/30/10).

Average Annual Total Returns For Period Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Sherwood Forest Alternative Fund Class C Shares	1 Year	Since Inception	Inception Date
Before Taxes	5.07%	6.60%	May 13, 2009
After Taxes on Distributions	5.07%	5.68%	May 13, 2009
After Taxes on Distributions and Sale of Fund Shares	3.29%	5.08%	May 13, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	24.06%

Class P Shares
FUND SUMMARY
INVESTMENT OBJECTIVE
The Sherwood Forest Alternative Fund (the “Fund”) seeks to achieve long-term capital appreciation
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class P Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Sherwood Forest Alternative Fund Class P Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of NAV at the time of purchase)	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sherwood Forest Alternative Fund Class P Shares
Management Fee		1.00%
Distribution (12b-1) and Service Fees		0.25%
Other Expenses		0.94%
Acquired Fund Fees and Expenses		0.36%
Fee Waivers and/or Expense Reimbursements		(0.29%)
Total Annual Fund Operating Expenses (after fee waivers and reimbursements)	[1]	2.26%
[1]	The Advisor has contractually agreed to reduce fees and reimburse expenses to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.90% of the Fund's Class P Shares' average daily net assets until November 30, 2012. If at any point it becomes unnecessary for the Advisor to reduce its fees or make expense limitation reimbursements, the Board may permit the Advisor to retain the difference between the total annual Fund operating expenses and the Fund's maximum expense limitation of 1.90% so the Advisor may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Sherwood Forest Alternative Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class C Shares	504	989	1,697	3,575
Class P Shares	229	766	1,330	2,864
Class A Shares	791	1,297	1,828	3,274
Institutional Shares	204	691	1,204	2,613

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 1959% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund applies proprietary, Price and Technical Analysis methodologies to invest in exchange-traded funds (ETFs) which represent various major indices. These indices include: U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and various currency indices.

Sherwood Forest Capital Management’s (the “Advisor”) top-down strategies and methodologies are designed to profit from market trends in both directions in broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The Advisor seeks investment opportunities for the Fund in ETFs (Exchange Traded Funds) as potential trends are identified. When the advisor identifies potential rising trends in the market, ETFs which hold traditional equity holdings are purchased. When the Advisor identifies potential falling trends in the market, ’Enhanced’ ETFs (as defined below) which move in an inverse relationship to the market are purchased. Enhanced ETFs are ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. The Advisor does not cause the Fund to short any securities directly. The Advisor’s strategy for the Fund is not biased towards ETFs which represent long investments or short investments, each opportunity is mutually independent. The Advisor invests primarily in ETFs based on equity indices but allocations in other asset classes are made as well. The Advisor also purchases ETFs that cover the following asset classes: commodities, currencies and fixed income. The Advisor also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds. As a result the broad diversification and the advisors ability to invest both long (utilizing ETFs) or short (utilizing enhanced/inverse ETFs) across these asset classes, the strategy may offer low volatility compared to traditional investment strategies. Furthermore, the Advisors’ methodology is designed to provide returns that are un-correlated the broad investment market over a long-term time frame.

Under normal market conditions, the Fund may allocate its assets among ETFs representing various regions and countries, including the United States. As conditions warrant, the Fund may deviate from this strategy. Aside from various domestic ETFs, the Fund’s portfolio may also include ETFs which invest in Emerging Markets, Development Markets, Japan, Korea, Brazil and China. The Fund may invest up to 50% net long in international ETFs. The Fund may invest up to 50% in inverse ETFs. Generally, up to 25% of the Fund may be invested in the following asset classes: commodities, currencies and fixed income. As previously noted, the remainder of the Fund may be allocated to either equity based ETFs or cash (and cash equivalents). The Fund may invest directly in the securities which comprise the ETFs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund’s investments in U.S. fixed income markets may include other investment companies.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Fund may engage in active and frequent trading of its portfolio securities.

PRINCIPAL RISKS

Risks in General — Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

Market Risk — The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Advisor in evaluating, selecting and monitoring the portfolio assets. If the Advisor's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

ETF Risk — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Inverse Correlation Risk — To the extent the Fund invests in ETFs, including Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.

Foreign Securities Risk — Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Short Sales Strategy Risk — Short sales are transactions in which the Fund or an underlying ETF sells a security it does not own. The Fund or underlying ETF must borrow the security to make delivery to the buyer. The Fund or underlying ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying ETF. If the underlying security goes down in price between the time the Fund or underlying ETF sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives/Leverage Risk — The Fund’s or an underlying ETF’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to decline.

Fixed Income Risk — Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Tax Risk — The Fund’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Risk Related to Investing in Commodities — The Fund indirectly invests in commodities by investing in ETFs. Commodities generate no interest or dividends, and the return from investments in commodities will be derived solely from the price gains or losses from the commodity. A given commodity’s price may also be significantly affected by developments in that industry or related industries and prices of commodities may fluctuate over short periods of time. The Fund’s investments in ETFs are susceptible to fluctuations in the commodity markets. Any negative changes in commodity markets could have a great impact on such investments. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities (see the SAI for more information).

U.S. Government Obligations Risk — U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Stock Selection Risk — Like all actively managed funds, there is a risk that the Advisor’s strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Advisor may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective. In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events. As a result, the price of the Fund’s investments may go down and you could lose money on your investment. Similarly, at any given time, the Fund’s portfolio may be significantly (up to 100%) exposed to long positions or it may be significantly (up to 50%) exposed to short positions depending on the Advisor’s general beliefs about the directional trends of the markets. If the Advisor’s beliefs are inaccurate, the Fund’s positions could lose value.

High Portfolio Turnover Rate Risk — High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.

PERFORMANCE HISTORY

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class P Shares of the Fund. If sales charges were included, the returns would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Sherwood Forest Alternative Fund Class P Shares Total Return

During the periods shown in the bar chart, the Class P Shares' highest return for a calendar quarter was 10.13% (quarter ending 12/31/10) and the Class P Shares' lowest return for a calendar quarter was (2.09%)(quarter ending 06/30/10).

Average Annual Total Returns For Period Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Sherwood Forest Alternative Fund Class P Shares	1 Year	Since Inception	Inception Date
Before Taxes	8.05%	9.67%	Mar 24, 2009
After Taxes on Distributions	8.05%	8.81%	Mar 24, 2009
After Taxes on Distributions and Sale of Fund Shares	5.23%	7.75%	Mar 24, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	28.52%

Class A Shares
FUND SUMMARY
INVESTMENT OBJECTIVE
The Sherwood Forest Alternative Fund (the “Fund”) seeks to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the sections entitled “Distribution Arrangements” of this prospectus and “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Sherwood Forest Alternative Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of NAV at the time of purchase)	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sherwood Forest Alternative Fund Class A Shares
Management Fee		1.00%
Distribution (12b-1) and Service Fees		0.25%
Other Expenses		0.94%
Acquired Fund Fees and Expenses		0.36%
Fee Waivers and/or Expense Reimbursements		(0.29%)
Total Annual Fund Operating Expenses (after fee waivers and reimbursements)	[1]	2.26%
[1]	The Advisor has contractually agreed to reduce fees and reimburse expenses to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.90% of the Fund's Class A Shares' average daily net assets until November 30, 2012. If at any point it becomes unnecessary for the Advisor to reduce its fees or make expense limitation reimbursements, the Board may permit the Advisor to retain the difference between the total annual Fund operating expenses and the Fund's maximum expense limitation of 1.90% so the Advisor may recapture any of its prior fee reductions or expense reimbursements made during the preceding three - year period.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Sherwood Forest Alternative Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class C Shares	504	989	1,697	3,575
Class P Shares	229	766	1,330	2,864
Class A Shares	791	1,297	1,828	3,274
Institutional Shares	204	691	1,204	2,613

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 1959% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund applies proprietary, Price and Technical Analysis methodologies to invest in exchange-traded funds (ETFs) which represent various major indices. These indices include: U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and various currency indices.

Sherwood Forest Capital Management’s (the “Advisor”) top-down strategies and methodologies are designed to profit from market trends in both directions in broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The Advisor seeks investment opportunities for the Fund in ETFs (Exchange Traded Funds) as potential trends are identified. When the advisor identifies potential rising trends in the market, ETFs which hold traditional equity holdings are purchased. When the Advisor identifies potential falling trends in the market, ’Enhanced’ ETFs (as defined below) which move in an inverse relationship to the market are purchased. Enhanced ETFs are ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. The Advisor does not cause the Fund to short any securities directly. The Advisor’s strategy for the Fund is not biased towards ETFs which represent long investments or short investments, each opportunity is mutually independent. The Advisor invests primarily in ETFs based on equity indices but allocations in other asset classes are made as well. The Advisor also purchases ETFs that cover the following asset classes: commodities, currencies and fixed income. The Advisor also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds. As a result the broad diversification and the advisors ability to invest both long (utilizing ETFs) or short (utilizing enhanced/inverse ETFs) across these asset classes, the strategy may offer low volatility compared to traditional investment strategies. Furthermore, the Advisors’ methodology is designed to provide returns that are un-correlated the broad investment market over a long-term time frame.

Under normal market conditions, the Fund may allocate its assets among ETFs representing various regions and countries, including the United States. As conditions warrant, the Fund may deviate from this strategy. Aside from various domestic ETFs, the Fund’s portfolio may also include ETFs which invest in Emerging Markets, Development Markets, Japan, Korea, Brazil and China. The Fund may invest up to 50% net long in international ETFs. The Fund may invest up to 50% in inverse ETFs. Generally, up to 25% of the Fund may be invested in the following asset classes: commodities, currencies and fixed income. As previously noted, the remainder of the Fund may be allocated to either equity based ETFs or cash (and cash equivalents). The Fund may invest directly in the securities which comprise the ETFs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund’s investments in U.S. fixed income markets may include other investment companies.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Fund may engage in active and frequent trading of its portfolio securities.

PRINCIPAL RISKS

Risks in General — Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

Market Risk — The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Advisor in evaluating, selecting and monitoring the portfolio assets. If the Advisor's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

ETF Risk — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Inverse Correlation Risk – To the extent the Fund invests in ETFs, including Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.

Foreign Securities Risk — Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Short Sales Strategy Risk — Short sales are transactions in which the Fund or an underlying ETF sells a security it does not own. The Fund or underlying ETF must borrow the security to make delivery to the buyer. The Fund or underlying ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying ETF. If the underlying security goes down in price between the time the Fund or underlying ETF sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives/Leverage Risk — The Fund’s or an underlying ETF’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to decline.

Fixed Income Risk — Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Tax Risk — The Fund’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Risk Related to Investing in Commodities — The Fund indirectly invests in commodities by investing in ETFs. Commodities generate no interest or dividends, and the return from investments in commodities will be derived solely from the price gains or losses from the commodity. A given commodity’s price may also be significantly affected by developments in that industry or related industries and prices of commodities may fluctuate over short periods of time. The Fund’s investments in ETFs are susceptible to fluctuations in the commodity markets. Any negative changes in commodity markets could have a great impact on such investments. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities (see the SAI for more information).

U.S. Government Obligations Risk — U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Stock Selection Risk — Like all actively managed funds, there is a risk that the Advisor’s strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Advisor may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective. In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events. As a result, the price of the Fund’s investments may go down and you could lose money on your investment. Similarly, at any given time, the Fund’s portfolio may be significantly (up to 100%) exposed to long positions or it may be significantly (up to 50%) exposed to short positions depending on the Advisor’s general beliefs about the directional trends of the markets. If the Advisor’s beliefs are inaccurate, the Fund’s positions could lose value.

High Portfolio Turnover Rate Risk — High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.

PERFORMANCE HISTORY

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Sherwood Forest Alternative Fund Class A Shares Total Return

During the periods shown in the bar chart, the Class A Shares' highest return for a calendar quarter was 10.17% (quarter ending 12/31/10) and the Class A Shares' lowest return for a calendar quarter was (2.13%)(quarter ending 06/30/10).

Average Annual Total Returns For Period Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Sherwood Forest Alternative Fund Class A Shares	1 Year	Since Inception	Inception Date
Before Taxes	1.82%	4.22%	Jun 10, 2009
After Taxes on Distributions	1.82%	3.29%	Jun 10, 2009
After Taxes on Distributions and Sale of Fund Shares	1.18%	3.04%	Jun 10, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	20.60%

Institutional Shares
FUND SUMMARY
INVESTMENT OBJECTIVE
The Sherwood Forest Alternative Fund (the “Fund”) seeks to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees	Sherwood Forest Alternative Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of NAV at the time of purchase)	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Sherwood Forest Alternative Fund Institutional Shares
Management Fee		1.00%
Distribution (12b-1) and Service Fees		none
Other Expenses		0.94%
Acquired Fund Fees and Expenses		0.36%
Fee Waivers and/or Expense Reimbursements		(0.29%)
Total Annual Fund Operating Expenses (after fee waivers and reimbursements)	[1]	2.01%
[1]	The Advisor has contractually agreed to reduce fees and reimburse expenses to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.65% of the Fund's Institutional Shares' average daily net assets until November 30, 2012. If at any point it becomes unnecessary for the Advisor to reduce its fees or make expense limitation reimbursements, the Board may permit the Advisor to retain the difference between the total annual Fund operating expenses and the Fund's maximum expense limitation of 1.65% so the Advisor may recapture any of its prior fee reductions or expense reimbursements made during the preceding three - year period.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Sherwood Forest Alternative Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class C Shares	504	989	1,697	3,575
Class P Shares	229	766	1,330	2,864
Class A Shares	791	1,297	1,828	3,274
Institutional Shares	204	691	1,204	2,613

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 1959% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund applies proprietary, Price and Technical Analysis methodologies to invest in exchange-traded funds (ETFs) which represent various major indices. These indices include: U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and various currency indices.

Sherwood Forest Capital Management’s (the “Advisor”) top-down strategies and methodologies are designed to profit from market trends in both directions in broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The Advisor seeks investment opportunities for the Fund in ETFs (Exchange Traded Funds) as potential trends are identified. When the advisor identifies potential rising trends in the market, ETFs which hold traditional equity holdings are 2 purchased. When the Advisor identifies potential falling trends in the market, ’Enhanced’ ETFs (as defined below) which move in an inverse relationship to the market are purchased. Enhanced ETFs are ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. The Advisor does not cause the Fund to short any securities directly. The Advisor’s strategy for the Fund is not biased towards ETFs which represent long investments or short investments, each opportunity is mutually independent. The Advisor invests primarily in ETFs based on equity indices but allocations in other asset classes are made as well. The Advisor also purchases ETFs that cover the following asset classes: commodities, currencies and fixed income. The Advisor also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds. As a result the broad diversification and the advisors ability to invest both long (utilizing ETFs) or short (utilizing enhanced/inverse ETFs) across these asset classes, the strategy may offer low volatility compared to traditional investment strategies. Furthermore, the Advisors’ methodology is designed to provide returns that are un-correlated the broad investment market over a long-term time frame.

Under normal market conditions, the Fund may allocate its assets among ETFs representing various regions and countries, including the United States. As conditions warrant, the Fund may deviate from this strategy. Aside from various domestic ETFs, the Fund’s portfolio may also include ETFs which invest in Emerging Markets, Development Markets, Japan, Korea, Brazil and China. The Fund may invest up to 50% net long in international ETFs. The Fund may invest up to 50% in inverse ETFs. Generally, up to 25% of the Fund may be invested in the following asset classes: commodities, currencies and fixed income. As previously noted, the remainder of the Fund may be allocated to either equity based ETFs or cash (and cash equivalents). The Fund may invest directly in the securities which comprise the ETFs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund’s investments in U.S. fixed income markets may include other investment companies.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Fund may engage in active and frequent trading of its portfolio securities.

PRINCIPAL RISKS

Risks in General — Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

Market Risk — The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Advisor in evaluating, selecting and monitoring the portfolio assets. If the Advisor's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

ETF Risk — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Inverse Correlation Risk — To the extent the Fund invests in ETFs, including Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.

Foreign Securities Risk — Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Short Sales Strategy Risk — Short sales are transactions in which the Fund or an underlying ETF sells a security it does not own. The Fund or underlying ETF must borrow the security to make delivery to the buyer. The Fund or underlying ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying ETF. If the underlying security goes down in price between the time the Fund or underlying ETF sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives/Leverage Risk — The Fund’s or an underlying ETF’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to decline.

Fixed Income Risk — Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Tax Risk — The Fund’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Risk Related to Investing in Commodities — The Fund indirectly invests in commodities by investing in ETFs. Commodities generate no interest or dividends, and the return from investments in commodities will be derived solely from the price gains or losses from the commodity. A given commodity’s price may also be significantly affected by developments in that industry or related industries and prices of commodities may fluctuate over short periods of time. The Fund’s investments in ETFs are susceptible to fluctuations in the commodity markets. Any negative changes in commodity markets could have a great impact on such investments. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities (see the SAI for more information).

U.S. Government Obligations Risk — U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Stock Selection Risk— Like all actively managed funds, there is a risk that the Advisor’s strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Advisor may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective. In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events. As a result, the price of the Fund’s investments may go down and you could lose money on your investment. Similarly, at any given time, the Fund’s portfolio may be significantly (up to 100%) exposed to long positions or it may be significantly (up to 50%) exposed to short positions depending on the Advisor’s general beliefs about the directional trends of the markets. If the Advisor’s beliefs are inaccurate, the Fund’s positions could lose value.

High Portfolio Turnover Rate Risk — High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.

PERFORMANCE HISTORY

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Institutional Shares of the Fund. If sales charges were included, the returns would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Sherwood Forest Alternative Fund Institutional Class Shares Total Return

During the periods shown in the bar chart, Institutional Shares' highest return for a calendar quarter was 10.22% (quarter ending 12/31/10) and the Institutional Shares' lowest return for a calendar quarter was (2.05%)(quarter ending 06/30/10).

Average Annual Total Returns For Period Ended December 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Sherwood Forest Alternative Fund Institutional Shares	1 Year	Since Inception	Inception Date
Before Taxes	8.30%	8.61%	Feb 12, 2009
After Taxes on Distributions	8.30%	7.81%	Feb 12, 2009
After Taxes on Distributions and Sale of Fund Shares	5.40%	6.88%	Feb 12, 2009
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	24.29%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2011
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Sherwood Forest Alternative Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Sherwood Forest Alternative Fund
Sherwood Forest Alternative Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sherwood Forest Alternative Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of NAV at the time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	2.00%
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses (after fee waivers and reimbursements)	rr_NetExpensesOverAssets	3.01%	[2]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 1959% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	195900.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	504
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	989
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,575
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	If you did not redeem your shares your cost would be $304 for the one year period.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund applies proprietary, Price and Technical Analysis methodologies to invest in exchange-traded funds (ETFs) which represent various major indices. These indices include: U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and various currency indices.

Sherwood Forest Capital Management’s (the “Advisor”) top-down strategies and methodologies are designed to profit from market trends in both directions in broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The Advisor seeks investment opportunities for the Fund in ETFs (Exchange Traded Funds) as potential trends are identified. When the advisor identifies potential rising trends in the market, ETFs which hold traditional equity holdings are purchased. When the Advisor identifies potential falling trends in the market, ’Enhanced’ ETFs (as defined below) which move in an inverse relationship to the market are purchased. Enhanced ETFs are ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. The Advisor does not cause the Fund to short any securities directly. The Advisor’s strategy for the Fund is not biased towards ETFs which represent long investments or short investments, each opportunity is mutually independent. The Advisor invests primarily in ETFs based on equity indices but allocations in other asset classes are made as well. The Advisor also purchases ETFs that cover the following asset classes: commodities, currencies and fixed income. The Advisor also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds. As a result the broad diversification and the advisors ability to invest both long (utilizing ETFs) or short (utilizing enhanced/inverse ETFs) across these asset classes, the strategy may offer low volatility compared to traditional investment strategies. Furthermore, the Advisors’ methodology is designed to provide returns that are un-correlated the broad investment market over a long-term time frame.

Under normal market conditions, the Fund may allocate its assets among ETFs representing various regions and countries, including the United States. As conditions warrant, the Fund may deviate from this strategy. Aside from various domestic ETFs, the Fund’s portfolio may also include ETFs which invest in Emerging Markets, Development Markets, Japan, Korea, Brazil and China. The Fund may invest up to 50% net long in international ETFs. The Fund may invest up to 50% in inverse ETFs. Generally, up to 25% of the Fund may be invested in the following asset classes: commodities, currencies and fixed income. As previously noted, the remainder of the Fund may be allocated to either equity based ETFs or cash (and cash equivalents). The Fund may invest directly in the securities which comprise the ETFs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund’s investments in U.S. fixed income markets may include other investment companies.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

 The Fund may engage in active and frequent trading of its portfolio securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General — Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

Market Risk — The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Advisor in evaluating, selecting and monitoring the portfolio assets. If the Advisor's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

ETF Risk — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Inverse Correlation Risk – To the extent the Fund invests in ETFs, including Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.

Foreign Securities Risk — Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Short Sales Strategy Risk — Short sales are transactions in which the Fund or an underlying ETF sells a security it does not own. The Fund or underlying ETF must borrow the security to make delivery to the buyer. The Fund or underlying ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying ETF. If the underlying security goes down in price between the time the Fund or underlying ETF sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives/Leverage Risk — The Fund’s or an underlying ETF’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to decline.

Fixed Income Risk — Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Tax Risk — The Fund’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Risk Related to Investing in Commodities — The Fund indirectly invests in commodities by investing in ETFs. Commodities generate no interest or dividends, and the return from investments in commodities will be derived solely from the price gains or losses from the commodity. A given commodity’s price may also be significantly affected by developments in that industry or related industries and prices of commodities may fluctuate over short periods of time. The Fund’s investments in ETFs are susceptible to fluctuations in the commodity markets. Any negative changes in commodity markets could have a great impact on such investments. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities (see the SAI for more information).

U.S. Government Obligations Risk — U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Stock Selection Risk — Like all actively managed funds, there is a risk that the Advisor’s strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Advisor may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective. In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events. As a result, the price of the Fund’s investments may go down and you could lose money on your investment. Similarly, at any given time, the Fund’s portfolio may be significantly (up to 100%) exposed to long positions or it may be significantly (up to 50%) exposed to short positions depending on the Advisor’s general beliefs about the directional trends of the markets. If the Advisor’s beliefs are inaccurate, the Fund’s positions could lose value.

High Portfolio Turnover Rate Risk — High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class C Shares of the Fund. If sales charges were included, the returns would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-527-9525
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.theworldfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Sherwood Forest Alternative Fund Class C Shares Total Return
Annual Return 2010	rr_AnnualReturn2010	7.21%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, Class C Shares' highest return for a calendar quarter was 9.91% (quarter ending 12/31/10) and the Class C Shares' lowest return for a calendar quarter was (2.30%)(quarter ending 06/30/10).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Class C Shares' highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Class C Shares' lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.30%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Period Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Sherwood Forest Alternative Fund | Class C Shares | Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2009
Sherwood Forest Alternative Fund | Class C Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.07%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2009
Sherwood Forest Alternative Fund | Class C Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 2009
Sherwood Forest Alternative Fund | Class C Shares | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	24.06%
Sherwood Forest Alternative Fund | Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sherwood Forest Alternative Fund (the “Fund”) seeks to achieve long-term capital appreciation
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class P Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of NAV at the time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses (after fee waivers and reimbursements)	rr_NetExpensesOverAssets	2.26%	[4]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 1959% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	195900.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	766
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,330
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,864
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund applies proprietary, Price and Technical Analysis methodologies to invest in exchange-traded funds (ETFs) which represent various major indices. These indices include: U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and various currency indices.

Sherwood Forest Capital Management’s (the “Advisor”) top-down strategies and methodologies are designed to profit from market trends in both directions in broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The Advisor seeks investment opportunities for the Fund in ETFs (Exchange Traded Funds) as potential trends are identified. When the advisor identifies potential rising trends in the market, ETFs which hold traditional equity holdings are purchased. When the Advisor identifies potential falling trends in the market, ’Enhanced’ ETFs (as defined below) which move in an inverse relationship to the market are purchased. Enhanced ETFs are ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. The Advisor does not cause the Fund to short any securities directly. The Advisor’s strategy for the Fund is not biased towards ETFs which represent long investments or short investments, each opportunity is mutually independent. The Advisor invests primarily in ETFs based on equity indices but allocations in other asset classes are made as well. The Advisor also purchases ETFs that cover the following asset classes: commodities, currencies and fixed income. The Advisor also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds. As a result the broad diversification and the advisors ability to invest both long (utilizing ETFs) or short (utilizing enhanced/inverse ETFs) across these asset classes, the strategy may offer low volatility compared to traditional investment strategies. Furthermore, the Advisors’ methodology is designed to provide returns that are un-correlated the broad investment market over a long-term time frame.

Under normal market conditions, the Fund may allocate its assets among ETFs representing various regions and countries, including the United States. As conditions warrant, the Fund may deviate from this strategy. Aside from various domestic ETFs, the Fund’s portfolio may also include ETFs which invest in Emerging Markets, Development Markets, Japan, Korea, Brazil and China. The Fund may invest up to 50% net long in international ETFs. The Fund may invest up to 50% in inverse ETFs. Generally, up to 25% of the Fund may be invested in the following asset classes: commodities, currencies and fixed income. As previously noted, the remainder of the Fund may be allocated to either equity based ETFs or cash (and cash equivalents). The Fund may invest directly in the securities which comprise the ETFs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund’s investments in U.S. fixed income markets may include other investment companies.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Fund may engage in active and frequent trading of its portfolio securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General — Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

Market Risk — The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Advisor in evaluating, selecting and monitoring the portfolio assets. If the Advisor's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

ETF Risk — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Inverse Correlation Risk — To the extent the Fund invests in ETFs, including Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.

Foreign Securities Risk — Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Short Sales Strategy Risk — Short sales are transactions in which the Fund or an underlying ETF sells a security it does not own. The Fund or underlying ETF must borrow the security to make delivery to the buyer. The Fund or underlying ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying ETF. If the underlying security goes down in price between the time the Fund or underlying ETF sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives/Leverage Risk — The Fund’s or an underlying ETF’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to decline.

Fixed Income Risk — Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Tax Risk — The Fund’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Risk Related to Investing in Commodities — The Fund indirectly invests in commodities by investing in ETFs. Commodities generate no interest or dividends, and the return from investments in commodities will be derived solely from the price gains or losses from the commodity. A given commodity’s price may also be significantly affected by developments in that industry or related industries and prices of commodities may fluctuate over short periods of time. The Fund’s investments in ETFs are susceptible to fluctuations in the commodity markets. Any negative changes in commodity markets could have a great impact on such investments. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities (see the SAI for more information).

U.S. Government Obligations Risk — U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Stock Selection Risk — Like all actively managed funds, there is a risk that the Advisor’s strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Advisor may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective. In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events. As a result, the price of the Fund’s investments may go down and you could lose money on your investment. Similarly, at any given time, the Fund’s portfolio may be significantly (up to 100%) exposed to long positions or it may be significantly (up to 50%) exposed to short positions depending on the Advisor’s general beliefs about the directional trends of the markets. If the Advisor’s beliefs are inaccurate, the Fund’s positions could lose value.

High Portfolio Turnover Rate Risk — High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class P Shares of the Fund. If sales charges were included, the returns would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-527-9525
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.theworldfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Sherwood Forest Alternative Fund Class P Shares Total Return
Annual Return 2010	rr_AnnualReturn2010	8.05%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Class P Shares' highest return for a calendar quarter was 10.13% (quarter ending 12/31/10) and the Class P Shares' lowest return for a calendar quarter was (2.09%)(quarter ending 06/30/10).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Class P Shares' highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Class P Shares' lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.09%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Period Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Sherwood Forest Alternative Fund | Class P Shares | Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.05%
Since Inception	rr_AverageAnnualReturnSinceInception	9.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 24, 2009
Sherwood Forest Alternative Fund | Class P Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.05%
Since Inception	rr_AverageAnnualReturnSinceInception	8.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 24, 2009
Sherwood Forest Alternative Fund | Class P Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	7.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 24, 2009
Sherwood Forest Alternative Fund | Class P Shares | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	28.52%
Sherwood Forest Alternative Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sherwood Forest Alternative Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the sections entitled “Distribution Arrangements” of this prospectus and “Distribution” in the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of NAV at the time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses (after fee waivers and reimbursements)	rr_NetExpensesOverAssets	2.26%	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 1959% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	195900.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	791
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,297
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,828
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,274
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund applies proprietary, Price and Technical Analysis methodologies to invest in exchange-traded funds (ETFs) which represent various major indices. These indices include: U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and various currency indices.

Sherwood Forest Capital Management’s (the “Advisor”) top-down strategies and methodologies are designed to profit from market trends in both directions in broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The Advisor seeks investment opportunities for the Fund in ETFs (Exchange Traded Funds) as potential trends are identified. When the advisor identifies potential rising trends in the market, ETFs which hold traditional equity holdings are purchased. When the Advisor identifies potential falling trends in the market, ’Enhanced’ ETFs (as defined below) which move in an inverse relationship to the market are purchased. Enhanced ETFs are ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. The Advisor does not cause the Fund to short any securities directly. The Advisor’s strategy for the Fund is not biased towards ETFs which represent long investments or short investments, each opportunity is mutually independent. The Advisor invests primarily in ETFs based on equity indices but allocations in other asset classes are made as well. The Advisor also purchases ETFs that cover the following asset classes: commodities, currencies and fixed income. The Advisor also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds. As a result the broad diversification and the advisors ability to invest both long (utilizing ETFs) or short (utilizing enhanced/inverse ETFs) across these asset classes, the strategy may offer low volatility compared to traditional investment strategies. Furthermore, the Advisors’ methodology is designed to provide returns that are un-correlated the broad investment market over a long-term time frame.

Under normal market conditions, the Fund may allocate its assets among ETFs representing various regions and countries, including the United States. As conditions warrant, the Fund may deviate from this strategy. Aside from various domestic ETFs, the Fund’s portfolio may also include ETFs which invest in Emerging Markets, Development Markets, Japan, Korea, Brazil and China. The Fund may invest up to 50% net long in international ETFs. The Fund may invest up to 50% in inverse ETFs. Generally, up to 25% of the Fund may be invested in the following asset classes: commodities, currencies and fixed income. As previously noted, the remainder of the Fund may be allocated to either equity based ETFs or cash (and cash equivalents). The Fund may invest directly in the securities which comprise the ETFs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund’s investments in U.S. fixed income markets may include other investment companies.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Fund may engage in active and frequent trading of its portfolio securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General — Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

Market Risk — The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Advisor in evaluating, selecting and monitoring the portfolio assets. If the Advisor's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

ETF Risk — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Inverse Correlation Risk – To the extent the Fund invests in ETFs, including Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.

Foreign Securities Risk — Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Short Sales Strategy Risk — Short sales are transactions in which the Fund or an underlying ETF sells a security it does not own. The Fund or underlying ETF must borrow the security to make delivery to the buyer. The Fund or underlying ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying ETF. If the underlying security goes down in price between the time the Fund or underlying ETF sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives/Leverage Risk — The Fund’s or an underlying ETF’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to decline.

Fixed Income Risk — Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Tax Risk — The Fund’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Risk Related to Investing in Commodities — The Fund indirectly invests in commodities by investing in ETFs. Commodities generate no interest or dividends, and the return from investments in commodities will be derived solely from the price gains or losses from the commodity. A given commodity’s price may also be significantly affected by developments in that industry or related industries and prices of commodities may fluctuate over short periods of time. The Fund’s investments in ETFs are susceptible to fluctuations in the commodity markets. Any negative changes in commodity markets could have a great impact on such investments. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities (see the SAI for more information).

U.S. Government Obligations Risk — U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Stock Selection Risk — Like all actively managed funds, there is a risk that the Advisor’s strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Advisor may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective. In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events. As a result, the price of the Fund’s investments may go down and you could lose money on your investment. Similarly, at any given time, the Fund’s portfolio may be significantly (up to 100%) exposed to long positions or it may be significantly (up to 50%) exposed to short positions depending on the Advisor’s general beliefs about the directional trends of the markets. If the Advisor’s beliefs are inaccurate, the Fund’s positions could lose value.

High Portfolio Turnover Rate Risk — High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-527-9525
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.theworldfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Sherwood Forest Alternative Fund Class A Shares Total Return
Annual Return 2010	rr_AnnualReturn2010	8.03%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the Class A Shares' highest return for a calendar quarter was 10.17% (quarter ending 12/31/10) and the Class A Shares' lowest return for a calendar quarter was (2.13%)(quarter ending 06/30/10).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Class A Shares' highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Class A Shares' lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.13%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Period Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Sherwood Forest Alternative Fund | Class A Shares | Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 10, 2009
Sherwood Forest Alternative Fund | Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 10, 2009
Sherwood Forest Alternative Fund | Class A Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 10, 2009
Sherwood Forest Alternative Fund | Class A Shares | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	20.60%
Sherwood Forest Alternative Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Sherwood Forest Alternative Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of NAV at the time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fees	rr_RedemptionFeeOverRedemption	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.36%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses (after fee waivers and reimbursements)	rr_NetExpensesOverAssets	2.01%	[3]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 1959% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	195900.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	204
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,204
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,613
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund applies proprietary, Price and Technical Analysis methodologies to invest in exchange-traded funds (ETFs) which represent various major indices. These indices include: U.S. and overseas equity markets; U.S. fixed income markets; broad commodity indices; and various currency indices.

Sherwood Forest Capital Management’s (the “Advisor”) top-down strategies and methodologies are designed to profit from market trends in both directions in broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The Advisor seeks investment opportunities for the Fund in ETFs (Exchange Traded Funds) as potential trends are identified. When the advisor identifies potential rising trends in the market, ETFs which hold traditional equity holdings are 2 purchased. When the Advisor identifies potential falling trends in the market, ’Enhanced’ ETFs (as defined below) which move in an inverse relationship to the market are purchased. Enhanced ETFs are ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. The Advisor does not cause the Fund to short any securities directly. The Advisor’s strategy for the Fund is not biased towards ETFs which represent long investments or short investments, each opportunity is mutually independent. The Advisor invests primarily in ETFs based on equity indices but allocations in other asset classes are made as well. The Advisor also purchases ETFs that cover the following asset classes: commodities, currencies and fixed income. The Advisor also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds. As a result the broad diversification and the advisors ability to invest both long (utilizing ETFs) or short (utilizing enhanced/inverse ETFs) across these asset classes, the strategy may offer low volatility compared to traditional investment strategies. Furthermore, the Advisors’ methodology is designed to provide returns that are un-correlated the broad investment market over a long-term time frame.

Under normal market conditions, the Fund may allocate its assets among ETFs representing various regions and countries, including the United States. As conditions warrant, the Fund may deviate from this strategy. Aside from various domestic ETFs, the Fund’s portfolio may also include ETFs which invest in Emerging Markets, Development Markets, Japan, Korea, Brazil and China. The Fund may invest up to 50% net long in international ETFs. The Fund may invest up to 50% in inverse ETFs. Generally, up to 25% of the Fund may be invested in the following asset classes: commodities, currencies and fixed income. As previously noted, the remainder of the Fund may be allocated to either equity based ETFs or cash (and cash equivalents). The Fund may invest directly in the securities which comprise the ETFs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund’s investments in U.S. fixed income markets may include other investment companies.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Fund may engage in active and frequent trading of its portfolio securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General — Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund’s investments. There is the risk that these and other factors may adversely affect the Fund’s performance. The loss of money is a risk of investing in the Fund.

Market Risk — The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, security prices will decline. Because security prices tend to fluctuate, the value of your investment in the Fund may increase or decrease. The Fund's investment success depends on the skill of the Advisor in evaluating, selecting and monitoring the portfolio assets. If the Advisor's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

ETF Risk — Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Inverse Correlation Risk — To the extent the Fund invests in ETFs, including Enhanced ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF’s benchmark rises – a result that is the opposite from traditional mutual funds.

Foreign Securities Risk — Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets.

Short Sales Strategy Risk — Short sales are transactions in which the Fund or an underlying ETF sells a security it does not own. The Fund or underlying ETF must borrow the security to make delivery to the buyer. The Fund or underlying ETF is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or underlying ETF. If the underlying security goes down in price between the time the Fund or underlying ETF sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or underlying ETF will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss on these securities. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives/Leverage Risk — The Fund’s or an underlying ETF’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to decline.

Fixed Income Risk — Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Tax Risk — The Fund’s short sales will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses.

Risk Related to Investing in Commodities — The Fund indirectly invests in commodities by investing in ETFs. Commodities generate no interest or dividends, and the return from investments in commodities will be derived solely from the price gains or losses from the commodity. A given commodity’s price may also be significantly affected by developments in that industry or related industries and prices of commodities may fluctuate over short periods of time. The Fund’s investments in ETFs are susceptible to fluctuations in the commodity markets. Any negative changes in commodity markets could have a great impact on such investments. Income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the tax RIC qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC. In addition, there is some uncertainty regarding the tax treatment of the Fund’s indirect investments in commodities (see the SAI for more information).

U.S. Government Obligations Risk — U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Stock Selection Risk— Like all actively managed funds, there is a risk that the Advisor’s strategy for managing the Fund may not achieve the desired results. The portfolio securities selected by the Advisor may not perform as anticipated, and may therefore fail to meet the Fund’s investment objective. In addition, the prices of common stocks move up and down in response to economic and market conditions and anticipated events. As a result, the price of the Fund’s investments may go down and you could lose money on your investment. Similarly, at any given time, the Fund’s portfolio may be significantly (up to 100%) exposed to long positions or it may be significantly (up to 50%) exposed to short positions depending on the Advisor’s general beliefs about the directional trends of the markets. If the Advisor’s beliefs are inaccurate, the Fund’s positions could lose value.

High Portfolio Turnover Rate Risk — High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (as high as 35%) and could increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains taxed at ordinary income rates.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Institutional Shares of the Fund. If sales charges were included, the returns would be lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.theworldfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Sherwood Forest Alternative Fund Institutional Class Shares Total Return
Annual Return 2010	rr_AnnualReturn2010	8.30%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, Institutional Shares' highest return for a calendar quarter was 10.22% (quarter ending 12/31/10) and the Institutional Shares' lowest return for a calendar quarter was (2.05%)(quarter ending 06/30/10).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Institutional Shares' highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Institutional Shares' lowest retur
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.05%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Period Ended December 31, 2010
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Sherwood Forest Alternative Fund | Institutional Shares | Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.30%
Since Inception	rr_AverageAnnualReturnSinceInception	8.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2009
Sherwood Forest Alternative Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.30%
Since Inception	rr_AverageAnnualReturnSinceInception	7.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2009
Sherwood Forest Alternative Fund | Institutional Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.40%
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2009
Sherwood Forest Alternative Fund | Institutional Shares | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	24.29%
[1]	The Advisor has contractually agreed to reduce fees and reimburse expenses to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.90% of the Fund's Class A Shares' average daily net assets until November 30, 2012. If at any point it becomes unnecessary for the Advisor to reduce its fees or make expense limitation reimbursements, the Board may permit the Advisor to retain the difference between the total annual Fund operating expenses and the Fund's maximum expense limitation of 1.90% so the Advisor may recapture any of its prior fee reductions or expense reimbursements made during the preceding three - year period.
[2]	The Advisor has contractually agreed to reduce fees and reimburse expenses to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 2.65% of the Fund's Class C Shares' average daily net assets until November 30, 2012. If at any point it becomes unnecessary for the Advisor to reduce its fees or make expense limitation reimbursements, the Board may permit the Advisor to retain the difference between the total annual Fund operating expenses and the Fund's maximum expense limitation of 2.65% so the Advisor may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.
[3]	The Advisor has contractually agreed to reduce fees and reimburse expenses to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.65% of the Fund's Institutional Shares' average daily net assets until November 30, 2012. If at any point it becomes unnecessary for the Advisor to reduce its fees or make expense limitation reimbursements, the Board may permit the Advisor to retain the difference between the total annual Fund operating expenses and the Fund's maximum expense limitation of 1.65% so the Advisor may recapture any of its prior fee reductions or expense reimbursements made during the preceding three - year period.
[4]	The Advisor has contractually agreed to reduce fees and reimburse expenses to keep Net Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.90% of the Fund's Class P Shares' average daily net assets until November 30, 2012. If at any point it becomes unnecessary for the Advisor to reduce its fees or make expense limitation reimbursements, the Board may permit the Advisor to retain the difference between the total annual Fund operating expenses and the Fund's maximum expense limitation of 1.90% so the Advisor may recapture any of its prior fee reductions or expense reimbursements made during the preceding three-year period.